TRAVELERS LIFE & ANNUITY CORPORATE OWNED
                                           VARIABLE UNIVERSAL LIFE INSURANCE III
                                            SUPPLEMENT DATED NOVEMBER 2, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002


Effective August 30, 2002, the outstanding shares of the following underlying funds were designated as "Class I" shares:

SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund
   Investors Fund
   Total Return Fund

Therefore, all references to these funds are supplemented with the "Class I" designation.

EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Investment Options" section is replaced with the following:

           FUNDING                            INVESTMENT                            INVESTMENT
           OPTION                              OBJECTIVE                        ADVISER/SUBADVISER
------------------------------  ---------------------------------------- ----------------------------------
DREYFUS VARIABLE INVESTMENT
   FUND
   Developing Leaders           Seeks to maximize capital                The Dreyfus Corporation
     Portfolio--                appreciation. The Fund normally
     Initial Shares             invests in companies with market
                                capitalizations of less than $2
                                billion at the time of purchase.



L-19927                                                         November 2, 2002

                                              TRAVELERS CORPORATE OWNED VARIABLE
                                                   UNIVERSAL LIFE INSURANCE 2000
                                            SUPPLEMENT DATED NOVEMBER 2, 2002 TO
                                                THE PROSPECTUS DATED MAY 1, 2002


Effective August 30, 2002, the outstanding shares of the following underlying funds were designated as "Class I" shares:

SALOMON BROTHERS VARIABLE SERIES FUND INC.
   Capital Fund
   Investors Fund
   Strategic Bond Fund
   Total Return Fund

Therefore, all references to these funds are supplemented with the "Class I" designation.

EFFECTIVE JANUARY 2, 2003, the Dreyfus Variable Investment Fund: Small Cap Portfolio is changing its name to the Developing Leaders Portfolio and modifying its investment policies. Therefore, on January 2, 2003, all references to the "Small Cap Portfolio" are replaced with "Developing Leaders Portfolio" and the information contained in "The Investment Options" section is replaced with the following:

           FUNDING                            INVESTMENT                            INVESTMENT
           OPTION                              OBJECTIVE                        ADVISER/SUBADVISER
------------------------------  ---------------------------------------- ----------------------------------
DREYFUS VARIABLE INVESTMENT
   FUND
   Developing Leaders           Seeks to maximize capital                The Dreyfus Corporation
     Portfolio--                appreciation. The Fund normally
     Initial Shares             invests in companies with market
                                capitalizations of less than $2
                                billion at the time of purchase.



L-19926                                                         November 2, 2002